Summary Of Significant Accounting Polices - Schedule of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2020
Domain Name | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Domain Name | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	20 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	20 years
Broadcasting License | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	4 years
Broadcasting License | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Buyer and Customer Resource
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years
Brand | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years
Brand | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	8 years
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years
Strategic Business Resources | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years
Strategic Business Resources | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years